Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues		$ 82,249,571		$ 68,600,378	$ 41,449,420
Cost of revenues		(65,694,259)		(50,168,530)	(22,921,696)
Gross profit		16,555,312		18,431,848	18,527,724
Operating expenses
Selling and marketing expenses		(5,008,429)		(7,378,885)	(6,538,770)
General and administrative expenses		(15,969,072)		(14,781,053)	(3,745,914)
Research and development expenses		(6,447,626)		(13,048,191)	(5,806,402)
Total operating expenses		(27,425,127)		(35,208,129)	(16,091,086)
Gain on disposal of a subsidiary		402,044
Bargain purchase gain		2,626,224
Income (loss) from operations		(7,841,547)		(16,776,281)	2,436,638
Interest income, net		37,620		51,291	315,764
Interest expense		(183,278)
Investment income		145,976		768,454	777,758
Gain (loss) from equity method investments				580,816	(4,320)
Other income, net		843,587		1,118,105	465,649
Income (loss) before income taxes		(6,997,642)		(14,257,615)	3,991,489
Income tax benefit (expenses)		(221,969)		1,637,485	(342,156)
Net income (loss) from continuing operations		(7,219,611)		(12,620,130)	3,649,333
Less: Net income (loss) from continuing operations attributable to non-controlling interests		(966,093)		194,858	192,125
Net income from discontinued operations, net of tax		520,000
Net income (loss)		(6,699,611)		(12,620,130)	3,649,333
Net income (loss) from continuing operations		(7,219,611)		(12,620,130)	3,649,333
Net income (loss) from continuing operations attributable to Baijiayun Group Ltd		(6,253,518)		(12,814,988)	3,457,208
Net income from discontinued operations attributable to Baijiayun Group Ltd		520,000
Accretion of convertible redeemable preferred shares		(2,001,777)		(3,865,430)	(3,029,529)
Deemed dividends to convertible redeemable preferred shareholders					(2,084,786)
Net income (loss) from continuing operations attributable to Baijiayun Group Ltd’s ordinary shareholders		(8,255,295)		(16,680,418)	(1,657,107)
Net income from discontinued operations attributable to Baijiayun Group Ltd’s ordinary shareholders		520,000
Net income (loss)		(6,699,611)		(12,620,130)	3,649,333
Other comprehensive income (loss)
Foreign currency translation adjustments		(4,185,820)		(294,062)	(334,189)
Comprehensive income (loss)		(10,885,431)		(12,914,192)	3,315,144
Less: Comprehensive income (loss) attributable to non-controlling interests		(966,093)		194,858	192,125
Comprehensive income (loss) available to Baijiayun Group Ltd		(9,919,338)		(13,109,050)	3,123,019
Accretion of convertible redeemable preferred shares		(2,001,777)		(3,865,430)	(3,029,529)
Deemed dividends to convertible redeemable preferred shareholders					(2,084,786)
Comprehensive loss attributable to Baijiayun Group Ltd’s ordinary shareholders		$ (11,921,115)		$ (16,974,480)	$ (1,991,296)
Weighted average number of ordinary shares outstanding(1)
Basic and diluted (in Shares)	[1],[2],[3],[4]	74,634,287		34,406,330	32,169,820
Basic earnings (loss) per share (in Dollars per share)	[4]	$ (0.1)		$ (0.48)	$ (0.05)
Continuing operations (in Dollars per share)	[4]	(0.11)		(0.48)	(0.05)
Discontinued operations (in Dollars per share)		0.01	[4]
Diluted earnings (loss) per share (in Dollars per share)	[4]	(0.1)		(0.48)	(0.05)
Continuing operations (in Dollars per share)	[4]	(0.11)		(0.48)	(0.05)
Discontinued operations (in Dollars per share)		$ 0.01	[4]

[1]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company. See Note 16.
[2]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[3]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[4]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4